Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments With Off-Balance Sheet Risk [Abstract]
Schedule of Financial Instruments With Off-Balance Sheet Risk

The following financial instruments whose contract amount represents credit risk were outstanding at December 31, 2015 and 2014:

	Contract amount
	2015	2014
Commitments to extend credit	$84,069,000	$91,861,000
Letters of credit	$325,000	$1,060,000